Critical accounting judgements and key sources of estimation uncertainty (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) pensionScheme country	Dec. 31, 2024 GBP (£) pensionScheme	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of changes in accounting estimates [line items]
Share of profit (loss) of associates and joint ventures accounted for using equity method	£ 32,667	£ 31,376
Taxation	1,112	526	£ 756
Tax payable, current	498	703
Current tax recoverable	288	489
Provisions for uncertain tax position	649	636
Legal costs	192	1,964
Provision for legal and other disputes	210	1,446
Remeasurement through income statement	556	1,762	768
Contingent consideration liabilities	£ 6,733	£ 7,280	6,662	£ 7,068
Number of pension schemes in surplus | pensionScheme	3	3
Surplus on UK defined benefit schemes	£ 848	£ 725
Pension surplus	£ 267	173
Number of countries with pension surpluses | country	6
Other intangible assets	£ 16,748	15,515	14,768
Licenses, patents, amortised brands
Disclosure of changes in accounting estimates [line items]
Other intangible assets	16,141	14,936	£ 14,166
Total for all business combinations
Disclosure of changes in accounting estimates [line items]
Contingent consideration liabilities	6,733	7,280
Shionogi-ViiV healthcare joint venture
Disclosure of changes in accounting estimates [line items]
Contingent consideration liabilities	5,433	6,061
Actuarial assumption percentage rate change
Disclosure of changes in accounting estimates [line items]
Taxation	1,112	526
US Pharmaceuticals and vaccines | Estimated rebates, discounts or allowances payable to customers
Disclosure of changes in accounting estimates [line items]
Share of profit (loss) of associates and joint ventures accounted for using equity method	16,859	16,384
Incidental deductions to turnover	15,427	14,100
Customer return and rebate accruals	£ 4,891	£ 5,235